INTANGIBLE ASSETS AND GOODWILL (Narrative) (Details) - USD ($)	1 Months Ended	2 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Amortization expense from intangible assets		$ 196,275	$ 1,607,574	$ 1,332,507
Amortization of intangible assets allocated to inventory		1,393	9,091	9,071
Goodwill		$ 28,541,323	28,541,323	$ 28,541,323
Impairment on goodwill			$ 0
License [Member]
Finite-Lived Intangible Assets [Line Items]
Fair Value of Assets Acquired	$ 3,413,647